Fair value - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2020
Fair value
AM Flow fair value	€ 0			€ 307
Fair value of non-listed equity investment	0		€ 0
Fair value adjustment in equity investment	307	€ 92	€ 3,443
Fluidda fair value	€ 3,802
Fluidda - Maturity years	7 years
Fluidda - Interest rate	10.00%
Fluidda - Discount rate	13.32%
Fluidda - Sensitivity WACC	1.00%
Fluidda - Sensitivity WACC +	€ 52
Fluidda - Sensitivity WACC -	€ 51